NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Less: Debt Discount	$ 14,805
Convertible Notes Payable, net of Discount - Related Party	$ 5,508	$ 760
Willy A. Saint-Hilaire [Member]
Original Note Date	Mar. 13, 2020
Mike Zaman [Member]
Original Note Date	May 01, 2020
Montse Zaman [Member]
Original Note Date	May 01, 2020
Convertible Notes Payable [Member] | Related Party [Member]
Total Convertible Related Party Notes Payable	$ 20,913
Less: Debt Discount	14,805
Convertible Notes Payable, net of Discount - Related Party	$ 5,508
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 1 [Member]
Original Note Date	Feb. 27, 2020
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	Feb. 27, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 2 [Member]
Original Note Date	Mar. 08, 2020
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	Mar. 08, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 3 [Member]
Original Note Date	Mar. 24, 2020
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	Mar. 24, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 4 [Member]
Original Note Date	Mar. 24, 2020
Interest Rate	12.00%
Due Date	Mar. 24, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire 5 [Member]
Original Note Date	Mar. 24, 2020
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	Mar. 24, 2021
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire [Member]
Note payable	$ 19,913
Original Note Date	Sep. 29, 2020
Conversion Rate	$ 0
Due Date	Sep. 29, 2021
Convertible Notes Payable [Member] | Total Third Party Non-Convertible Notes Payable[Member]
Note payable	$ 4,000
Convertible Notes Payable [Member] | Small Business Administration - EIDL [Member]
Note payable	$ 4,000
Original Note Date	Apr. 30, 2020
Interest Rate	3.75%
Conversion Rate	$ 0
Due Date	Apr. 30, 2050
Convertible Notes Payable [Member] | Montse Zaman Two [Member]
Note payable	$ 0
Original Note Date	May 22, 2020
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	May 22, 2021
Convertible Notes Payable [Member] | Montse Zaman One [Member]
Note payable	$ 0
Original Note Date	Apr. 28, 2020
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	Apr. 28, 2021
Convertible Notes Payable [Member] | Mike Zaman [Member]
Note payable	$ 0
Original Note Date	Jan. 19, 2018
Interest Rate	12.00%
Conversion Rate	$ 0.50
Due Date	Jan. 19, 2019
Convertible Notes Payable [Member] | Montse Zaman [Member]
Note payable	$ 1,000
Original Note Date	Mar. 25, 2020
Interest Rate	12.00%
Conversion Rate	$ 0
Due Date	Mar. 25, 2021